Inventories	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Inventories
12. Inventories
Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Inventories	€ million 2020	€ million 2019
Raw materials and consumables	1,523	1,399
Finished goods and goods for resale	3,223	3,053
Total inventories	4,746	4,452
Provision for inventories	(284)	(288)
	4,462	4,164

Provisions for inventories	€ million 2020	€ million 2019
1 January	288	205
Charge to income statement	116	153
Reduction/releases	(97)	(71)
Currency translations	(26)	—
Others(a)	3	1

31 December	284	288

(a)	Others include the amount relating to the acquisition/disposal of businesses.
Inventories with a value of €204 million (2019: €159 million) are carried at net realisable value, this being lower than cost. During 2020, a total expense of €381 million (2019: €363 million) was recognised in the income statement for inventory write downs and losses.